Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Text Block]
9.	Related Party Transactions
During the three months ended March 31, 2013 and 2012, the Company granted no shares and 900,000 shares, respectively, to directors and officers in lieu of executive compensation.

During the three months ended March 31, 2013, the Company reimbursed an officer approximately $4,068 in connection with travel, lodging and meals. During the three months ended March 31, 2012, the Company reimbursed an officer $10,996 for a residential lease and related utilities in Wichita, Kansas, which was being used as the corporate offices. The Company also reimbursed the officer approximately $9,810 in connection with travel, lodging and meals.

During the year ended December 31, 2012, an officer/director loaned the company $39,200 for the purchase of mineral properties as discussed in note 6. As of March 31, 2013, the loan is still outstanding.

As noted in note 7, during the year December 31, 2012, the Company authorized the issuance of 767,500 shares of common stock for the conversion of $239,469 of accounts payable balances. As of the March 31, 2013 and December 31, 2012, 417,500 shares were unissued. $173,205 of the accounts payable converted was held by officers/directors of the Company.

9.	Related Party Transactions

During the years ended December 31, 2012 and 2011, the Company granted 900,000 shares and 600,000 shares, respectively, to directors and officers in lieu of executive compensation.

During the period from August to December of 2011, the Company reimbursed an officer $9,000 for a residential lease in Wichita, Kansas. The Company also reimbursed the officer approximately $8,700 in connection with expenses during the same period.

During the year ended December 31, 2012, the Company reimbursed an officer $16,498 for a residential lease in Wichita, Kansas. The Company also reimbursed the officer approximately $12,844 in connection with expenses and $8,482 in connection with utilities during the year ended December 31, 2012.

During the year ended December 31, 2012, an officer/director loaned the company $39,200 for the purchase of mineral properties as discussed in note 6.

As noted in note 7, during the year December 31, 2012, the Company authorized the issuance of 767,500 shares of common stock for the conversion of $239,469 of accounts payable balances. As of the balance sheet date 417,500 shares were unissued. $173,205 of the accounts payable converted was held by officers/directors of the Company.